Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Compensation Committee and Board generally make equity grants on regularly scheduled dates, which includes grants in March for executive officers and other employees and following our annual meetings of shareholders for non-employee Directors. The Board or Compensation Committee may change any regularly scheduled grant date if the Board or Compensation Committee determines that making grants on such date would not be in the Company's best interest. Equity grants may also be made on other dates in connection with new hires, promotions or similar events. During 2025, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards and we did not time the disclosure of material nonpublic information when determining the timing and terms of equity incentive awards and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of such awards.
Award Timing Method	Our Compensation Committee and Board generally make equity grants on regularly scheduled dates, which includes grants in March for executive officers and other employees and following our annual meetings of shareholders for non-employee Directors. The Board or Compensation Committee may change any regularly scheduled grant date if the Board or Compensation Committee determines that making grants on such date would not be in the Company's best interest. Equity grants may also be made on other dates in connection with new hires, promotions or similar events.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards and we did not time the disclosure of material nonpublic information when determining the timing and terms of equity incentive awards and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of such awards.
MNPI Disclosure Timed for Compensation Value	false